Stock Options and Warrants (Details) - Schedule of Stock Options Roll Forward - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Options and Warrants (Details) - Schedule of Stock Options Roll Forward [Line Items]
Balance, Options Outstanding, Number of Shares (in Shares)		416,030	0
Balance, Options Outstanding,Options Outstanding, Weighted Average Exercise Price		$ 5.20
Balance, Options Outstanding, Aggregate Intrinsic Value (in Dollars)	[1]	$ 0
Balance, Options Outstanding, Options Exercisable, Number of Shares (in Shares)		117,936	18,009	0
Balance, Options Outstanding, Options Exercisable, Weighted Average Exercise Price		$ 4.60	$ 5.20	$ 0
Balance, Options Outstanding, Options Exercisable, Aggregate Intrinsic Value (in Dollars)	[1]		$ 0	$ 0
Vested, Options Outstanding, Options Exercisable, Number of Shares (in Shares)		99,927
Vested, Options Outstanding, Options Exercisable, Weighted Average Exercise Price		$ 4.60
Granted, Options Outstanding, Number of Shares (in Shares)		263,780	416,030
Granted, Options Outstanding, Weighted Average Exercise Price		$ 4.40	$ 5.20
Balance, Options Outstanding, Number of Shares (in Shares)		679,810	416,030
Balance, Options Outstanding,Options Outstanding, Weighted Average Exercise Price		$ 5.00	$ 5.20
Balance, Options Outstanding, Aggregate Intrinsic Value (in Dollars)	[1]		$ 0
Minimum [Member]
Stock Options and Warrants (Details) - Schedule of Stock Options Roll Forward [Line Items]
Balance, Options Outstanding, Price per Share Range		5.20
Granted, Options Outstanding, Price per Share Range		4.20	$ 5.20
Balance, Options Outstanding, Price per Share Range		4.20	5.20
Maximum [Member]
Stock Options and Warrants (Details) - Schedule of Stock Options Roll Forward [Line Items]
Balance, Options Outstanding, Price per Share Range		5.80
Granted, Options Outstanding, Price per Share Range		5.20	5.80
Balance, Options Outstanding, Price per Share Range		$ 5.80	$ 5.80

[1]	The intrinsic value of an option represents the amount by which the market value of the stock exceeds the exercise price of the option of in-the-money options only.